UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02688

Name of Fund: BlackRock Municipal Bond Fund, Inc.
BlackRock High Yield Municipal Fund
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock Short-Term Municipal Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
Municipal Bond Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing
address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2008

Date of reporting period: 01/01/2008 – 03/31/2008

Item 1 – Schedule of Investments

BlackRock Municipal Bond Fund, Inc. - BlackRock Municipal Insured Fund

Schedule of Investments as of March 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

Alabama -	Lauderdale County and Florence, Alabama, Health Care Authority Revenue
3.2%	Refunding Bonds (Coffee Health Group), Series A, 6%, 7/01/29 (a)	$ 10,000	$ 10,555,100

	University of Alabama, General Revenue Bonds, Series A, 5%, 7/01/34 (a)	7,840	7,748,978

	University of Alabama, University Revenue Bonds (Birmingham),
	6%, 10/01/09 (b)(c)	7,000	7,419,230

			25,723,308

Arkansas -	University of Arkansas, University Revenue Bonds
0.5%	(Various Facilities-Fayetteville Campus), 5%, 12/01/27 (b)	4,000	3,984,840

California -	Antelope Valley, California, Community College District, GO
16.0%	(Election of 2004), Series B, 5.25%, 8/01/39 (a)	1,050	1,066,023

	Arcadia, California, Unified School District, Capital Appreciation, GO
	(Election of 2006), Series A, 4.96%, 8/01/39 (d)(e)	2,800	441,504

	Cabrillo, California, Community College District, GO (Election of 2004),
	Series B, 5.20%, 8/01/37 (a)(e)	4,100	709,382

	California State Department of Veteran Affairs, Home Purchase Revenue
	Refunding Bonds, Series A, 5.35%, 2/01/27 (f)	2,075	2,123,472

	Coast Community College District, California, GO, Refunding
	(Election of 2002), Series C, 5.19%, 8/01/13 (d)(e)	6,475	4,658,439

	Coast Community College District, California, GO, Refunding
	(Election of 2002), Series C, 5.392%, 8/01/36 (d)(e)	5,800	1,151,010

	Corona-Norco, California, Unified School District, GO (Election of 2006),
	Series A, 5%, 8/01/31 (d)	2,000	2,010,240

	Fresno, California, Unified School District, GO (Election of 2001),
	Series D, 5%, 8/01/27 (a)	5,170	5,220,201

	Fresno, California, Unified School District, GO (Election of 2001),
	Series E, 5%, 8/01/30 (d)	1,500	1,510,065

	Grossmont-Cuyamaca Community College District, California, GO
	(Election of 2002), Series B, 5%, 8/01/29 (b)	5,595	5,608,260

	Hesperia, California, Public Financing Authority Revenue Bonds
	(Redevelopment and Housing Projects), Series A, 5.50%, 9/01/27 (g)	10,000	10,057,900

	Los Angeles, California, Municipal Improvement Corporation, Lease Revenue
	Bonds, Series B1, 4.75%, 8/01/37 (b)	15,000	14,226,450

	Modesto, California, Schools Infrastructure Financing Agency, Special Tax
	Bonds, 5.50%, 9/01/36 (f)	8,965	9,080,469

	Mount Diablo, California, Unified School District, GO (Election of 2002), 5%,
	7/01/27 (b)	12,040	11,965,472

	Orange County, California, Sanitation District, COP, Series B,
	5%, 2/01/31 (d)	1,380	1,376,177

	Palm Springs, California, Financing Authority, Lease Revenue Refunding Bonds
	(Convention Center Project), Series A, 5.50%, 11/01/35 (a)	6,440	6,630,495

Portfolio Abbreviations

To simplify the listings of BlackRock Municipal Bond Fund Inc. - BlackRock Municipal Insured Fund's holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT	Alternative Minimum Tax (subject to)	HFA	Housing Finance Agency
COP	Certificates of Participation	IDR	Industrial Development Revenue Bonds
DRIVERS	Derivatives Inverse Tax-Exempt Receipts	S/F	Single-Family
EDA	Economic Development Authority	VRDN	Variable Rate Demand Notes
GO	General Obligation Bonds

BlackRock Municipal Bond Fund, Inc. - BlackRock Municipal Insured Fund

Schedule of Investments as of March 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Ramona, California, Unified School District, Convertible Capital Appreciation
	Refunding Bonds, COP, 5.106%, 5/01/32 (b)(e)	$ 10,500 $	8,130,360

	Rancho Cucamonga, California, Redevelopment Agency, Tax Allocation
	Refunding Bonds (Rancho Redevelopment Project), Series A, 5%,
	9/01/34 (a)	675	665,233

	Redlands, California, Unified School District, GO (Election of 2002),
	5%, 7/01/25 (d)	2,000	2,046,220

	Rialto, California, Unified School District, GO, Series A, 6.24%,
	6/01/25 (b)(e)	11,685	4,460,048

	Roseville, California, Joint Union High School District, GO (Election of 2004),
	Series A, 5%, 8/01/29 (b)	5,000	5,010,400

	Sacramento, California, Unified School District, GO
	(Election of 1999), Series B, 5%, 7/01/26 (b)	5,075	5,090,022

	San Diego, California, Community College District, GO (Election of 2002), 5%,
	5/01/30 (d)	2,685	2,700,788

	San Jose, California, Airport Revenue Refunding Bonds, AMT, Series A, 5.50%,
	3/01/32 (f)	6,600	6,530,370

	San Jose, California, GO (Libraries, Parks and Public Safety Projects), 5%,
	9/01/30 (a)	3,700	3,713,764

	Tahoe Truckee, California, Unified School District, GO (School Facilities
	Improvement District Number 2), Series A, 5.25%, 8/01/29 (a)	2,755	2,795,719

	Washington, California, Unified School District, COP (New High School Project),
	5.125%, 8/01/37 (f)	10,000	9,798,600

			128,777,083

Colorado - 2.6%	Aurora, Colorado, COP, 6%, 12/01/10 (c)(f)	19,250	20,983,655

Florida - 3.1%	Duval County, Florida, School Board, COP (Master Lease Program), 5%,
	7/01/33 (d)	3,800	3,740,796

	Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami
	International Airport), AMT, Series A, 5%, 10/01/39 (a)	15,000	13,401,450

	Miami, Florida, Special Obligation Revenue Bonds (Street and Sidewalk
	Improvement Program), 5%, 1/01/37 (a)	1,350	1,325,646

	Orlando-Orange County Expressway Authority, Florida, Expressway Revenue
	Bonds, VRDN, Sub-Series E, 5.50%, 7/01/40 (f)(h)	5,000	5,000,000

	West Coast Regional Water Supply Authority, Florida, Capital Improvement
	Revenue Bonds, 10.40%, 10/01/10 (c)(f)	1,260	1,404,698

			24,872,590

Georgia - 5.0%	Atlanta, Georgia, Water and Wastewater Revenue Bonds, 5%, 11/01/34 (d)	5,000	4,949,000

	Georgia Municipal Electric Authority, Power Revenue Refunding Bonds,
	Series EE, 7%, 1/01/25 (f)	20,000	25,049,600

	Georgia Municipal Electric Authority, Power Revenue Refunding Bonds,
	Series Y, 6.40%, 1/01/11 (c)	90	99,243

	Georgia Municipal Electric Authority, Power Revenue Refunding Bonds,
	Series Y, 6.40%, 1/01/13 (f)	8,420	9,339,380

	Georgia Municipal Electric Authority, Power Revenue Refunding Bonds,
	Series Y, 6.40%, 1/01/13 (f)(i)	490	541,886

			39,979,109

Illinois - 1.0%	Chicago, Illinois, O'Hare International Airport, Revenue Refunding Bonds, Third
	Lien, AMT, Series C-2, 5.25%, 1/01/34 (g)	8,640	7,953,811

BlackRock Municipal Bond Fund, Inc. - BlackRock Municipal Insured Fund

Schedule of Investments as of March 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

Kansas - 0.7%	Manhattan, Kansas, Hospital Revenue Bonds (Mercy Health Center),
	5.50%, 8/15/20 (d)	$ 5,145 $	5,409,144

Louisiana -	Louisiana State Citizens Property Insurance Corporation, Assessment Revenue
1.2%	Bonds, Series B, 5%, 6/01/22 (f)	2,500	2,469,850

	New Orleans, Louisiana, GO (Public Improvements), 5.25%, 12/01/29 (f)	5,000	4,929,600

	Rapides Financing Authority, Louisiana, Revenue Bonds
	(Cleco Power LLC Project), AMT, 4.70%, 11/01/36 (f)	2,800	2,386,244

			9,785,694

Maryland -	Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
3.0%	Senior Series A, 5.25%, 9/01/39 (g)	20,140	19,036,932

	Maryland State Health and Higher Educational Facilities Authority Revenue
	Bonds (University of Maryland Medical System), Series B, 7%, 7/01/22 (b)	4,400	5,436,904

			24,473,836

Massachusetts -	Massachusetts State, HFA, Rental Housing Mortgage Revenue Bonds, AMT,
1.6%	Series C, 5.60%, 1/01/45 (d)	4,000	4,041,120

	Massachusetts State, HFA, S/F Housing Revenue Bonds, AMT, Series 128,
	4.80%, 12/01/27 (d)	2,845	2,576,148

	Massachusetts State, HFA, S/F Housing Revenue Bonds, AMT, Series 128,
	4.875%, 12/01/38 (d)	7,000	5,926,900

			12,544,168

Michigan -	Detroit, Michigan, Sewage Disposal System, Second Lien Revenue Bonds,
2.2%	Series B, 5%, 7/01/36 (a)(b)	5,000	4,881,350

	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien,
	Series A, 5%, 7/01/30 (b)	1,500	1,464,465

	Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds
	(Detroit Edison Company Pollution Control Project), AMT, Series A, 5.50%,
	6/01/30 (g)	11,845	11,504,456

			17,850,271

Minnesota -	Delano, Minnesota, Independent School District Number 879, GO, Series A,
1.9%	5.875%, 2/01/25 (d)	5,860	6,343,274

	Sauk Rapids, Minnesota, Independent School District Number 047, GO,
	Series A, 5.65%, 2/01/20 (a)	3,735	4,020,317

	Sauk Rapids, Minnesota, Independent School District Number 047, GO,
	Series A, 5.70%, 2/01/21 (a)	4,440	4,785,166

			15,148,757

Mississippi -	Harrison County, Mississippi, Wastewater Management District, Revenue
1.6%	Refunding Bonds (Wastewater Treatment Facilities), Series A,
	8.50%, 2/01/13 (b)(i)	1,320	1,642,951

	Mississippi Hospital Equipment and Facilities Authority Revenue Bonds (Forrest
	County General Hospital Project), 6%, 1/01/11 (c)(d)	10,000	10,964,200

			12,607,151

Missouri - 2.8%	Kansas City, Missouri, Airport Revenue Refunding and Improvement Bonds,
	Series A, 5.50%, 9/01/13 (a)	12,990	13,203,686

	Kansas City, Missouri, Airport Revenue Refunding and Improvement Bonds,
	Series A, 5.50%, 9/01/14 (a)	9,000	9,146,700

			22,350,386

Nevada - 0.4%	Clark County, Nevada, IDR (Southwest Gas Corp. Project), AMT, Series A,
	4.75%, 9/01/36 (b)	1,265	994,619

BlackRock Municipal Bond Fund, Inc. - BlackRock Municipal Insured Fund

Schedule of Investments as of March 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Clark County, Nevada, IDR (Southwest Gas Corporation Project), AMT,
	Series D, 5.25%, 3/01/38 (b)	$ 2,200 $	1,877,502

			2,872,121

New Jersey -	Cape May County, New Jersey, Industrial Pollution Control Financing Authority,
8.8%	Revenue Refunding Bonds (Atlantic City Electric Company Project), Series A,
	6.80%, 3/01/21 (a)	6,810	8,053,029

	Garden State Preservation Trust of New Jersey, Open Space and Farmland
	Preservation Revenue Bonds, Series A, 5.80%, 11/01/21 (d)	3,125	3,517,406

	Garden State Preservation Trust of New Jersey, Open Space and Farmland
	Preservation Revenue Bonds, Series A, 5.80%, 11/01/22 (d)	8,310	9,276,038

	Garden State Preservation Trust of New Jersey, Open Space and Farmland
	Preservation Revenue Bonds, Series A, 5.80%, 11/01/23 (d)	4,340	4,817,270

	New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A,
	5%, 7/01/27 (a)	5,000	5,007,600

	New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5.25%,
	7/01/33 (a)	23,000	23,156,400

	New Jersey State Transportation Trust Fund Authority, Transportation System
	Revenue Bonds, Series D, 5%, 6/15/18 (f)	4,240	4,525,352

	New Jersey State Transportation Trust Fund Authority, Transportation System
	Revenue Bonds, Series D, 5%, 6/15/19 (d)	11,530	12,188,363

			70,541,458

New Mexico -	New Mexico Finance Authority, Senior Lien State Transportation Revenue
0.7%	Bonds, Series A, 5.125%, 6/15/18 (a)	5,000	5,320,800

New York -	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Revenue
11.9%	Bonds, VRDN, Series D-2, 4.50%, 11/01/34 (f)(h)	5,000	5,000,000

	New York City, New York, GO, Series C, 5.625%, 3/15/12 (c)(g)	11,495	12,685,537

	New York City, New York, GO, Series C, 5.625%, 3/15/18 (g)	5	5,409

	New York City, New York, Sales Tax Asset Receivable Corporation Revenue
	Bonds, DRIVERS, Series 1133Z, 7.519%, 10/15/12 (f)(j)	3	2,633

	New York City, New York, Sales Tax Asset Receivable Corporation Revenue
	Bonds, Series A, 5%, 10/15/20 (a)	16,905	17,757,688

	New York City, New York, Sales Tax Asset Receivable Corporation Revenue
	Bonds, Series A, 5%, 10/15/32 (f)	15,650	15,675,666

	New York State Dormitory Authority Revenue Bonds
	(School Districts Financing Program), Series D, 5.25%, 10/01/23 (a)	11,795	12,136,111

	New York State Urban Development Corporation, Personal Income Tax Revenue
	Bonds (State Facilities), Series A-1, 5.25%, 3/15/34 (b)	9,110	9,205,746

	Niagara Falls, New York, GO, Public Improvement, 6.90%, 3/01/24 (a)	5	5,006

	Tobacco Settlement Financing Corporation of New York Revenue Bonds,
	Series A-1, 5.25%, 6/01/22 (f)	22,500	22,946,625

			95,420,421

North Carolina -	North Carolina HFA, Home Ownership Revenue Bonds, AMT, Series 14-A, 5.35%,
0.4%	1/01/22 (f)	2,880	2,865,888

North Dakota -	North Dakota State, HFA, Revenue Bonds (Housing Finance Program),
0.3%	Series C, 5.30%, 7/01/22 (f)	2,575	2,546,881

Oklahoma -	Oklahoma State Industries Authority, Health System Revenue Refunding Bonds
0.8%	(Integris Obligated Group), Series A, 6.25%, 8/15/09 (a)(c)	6,385	6,825,310

BlackRock Municipal Bond Fund, Inc. - BlackRock Municipal Insured Fund

Schedule of Investments as of March 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

Oregon - 1.7%	Oregon State Department, Administrative Services, COP, Series A, 6.25%,
	5/01/10 (c)(f)	$ 8,700 $	9,476,040

	Port of Portland, Oregon, Airport Revenue Refunding Bonds (Portland
	International Airport), AMT, Series 7-B, 7.10%, 1/01/12 (a)(c)	3,865	4,412,207

			13,888,247

Pennsylvania -	Philadelphia, Pennsylvania, Gas Works Revenue Bonds, 12th Series B, 7%,
2.3%	5/15/20 (a)(i)	5,510	6,499,045

	Philadelphia, Pennsylvania, Redevelopment Authority Revenue Bonds
	(Neighborhood Transformation), Series A, 5.50%, 4/15/20 (b)	4,420	4,527,052

	Pittsburgh, Pennsylvania, GO, Series C, 5.25%, 9/01/18 (d)	7,010	7,632,278

			18,658,375

Rhode Island - 0.9% Rhode Island State Economic Development Corporation, Airport Revenue
	Bonds, Series B, 6%, 7/01/10 (b)(c)	6,815	7,422,966

Texas - 7.1%	Dallas-Fort Worth, Texas, International Airport Revenue Bonds, AMT,
	Series A, 6%, 11/01/28 (b)	25,950	26,018,249

	Houston, Texas, Water Conveyance System Contract, COP, Series J, 6.25%,
	12/15/13 (f)	3,500	3,980,690

	Lewisville, Texas, Independent School District, Capital Appreciation and School
	Building, GO, Refunding, 4.67%, 8/15/24 (b)(e)	8,110	3,201,260

	North Texas Tollway Authority, System Revenue Refunding Bonds, 5.75%,
	1/01/40 (a)	7,700	7,960,491

	North Texas Tollway Authority, System Revenue Refunding Bonds, First Tier,
	Series A, 6%, 1/01/25	1,000	1,042,610

	North Texas Tollway Authority, System Revenue Refunding Bonds, Series B,
	5.75%, 1/01/40 (a)	9,870	10,203,902

	Texas State Department of Housing and Community Affairs, S/F Mortgage
	Revenue Bonds, AMT, Series A, 5.45%, 9/01/23 (a)(k)	2,060	2,062,905

	Texas State Department of Housing and Community Affairs, S/F Mortgage
	Revenue Bonds, AMT, Series A, 5.50%, 3/01/26 (a)(k)	2,655	2,650,964

			57,121,071

Utah - 1.1%	Utah Transit Authority, Sales Tax Revenue Refunding Bonds, Sub-Series A,
	5.30%, 6/15/36 (a)(e)	11,930	2,257,753

	Utah Water Finance Agency Revenue Bonds (Pooled Loan Financing Program),
	Series A, 5.75%, 10/01/15 (f)	2,515	2,666,353

	Utah Water Finance Agency Revenue Bonds (Pooled Loan Financing Program),
	Series A, 6%, 10/01/20 (f)	3,770	3,978,933

			8,903,039

Vermont - 0.1%	Vermont HFA, Revenue Refunding Bonds, AMT, Series C, 5.50%, 11/01/38 (d)	1,300	1,251,588

Washington -	Chelan County, Washington, Public Utility District Number 001,
0.9%	Consolidated Revenue Bonds (Chelan Hydro System), AMT, Series A,
	5.45%, 7/01/37 (f)	7,225	7,120,382

Wisconsin -	Superior, Wisconsin, Limited Obligation Revenue Refunding Bonds (Midwest
1.4%	Energy Resources), Series E, 6.90%, 8/01/21 (b)	9,000	10,861,560

	Wisconsin State, GO, AMT, Series B, 6.50%, 5/01/25 (a)	670	671,219

			11,532,779

BlackRock Municipal Bond Fund, Inc. - BlackRock Municipal Insured Fund

Schedule of Investments as of March 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

Puerto Rico -	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds,
0.3%	Senior Lien Series A, 6%, 7/01/44 (l)	$ 2,500 $	2,596,700

	Total Municipal Bonds
	(Cost - $683,492,962) - 85.5%		687,331,829

	Municipal Bonds Transferred to Tender Option Bond Trusts (m)

California - 4.4%	San Jose, California, Financing Authority, Lease Revenue Refunding Bonds
	(Civic Center Project), Series B, 5%, 6/01/32 (f)	7,500	7,681,275

	Sequoia, California, Unified High School District, Election Series B, GO
	Unlimited Refunding Bonds, 5.50%, 7/01/35 (d)	10,055	10,493,984

	Tustin, California, Unified School District, Senior Lien Special Tax Bonds
	(Community Facilities District Number 97-1), 5%, 9/01/32 (d)	7,980	7,946,245

	Tustin, California, Unified School District, Senior Lien Special Tax Bonds
	(Community Facilities District Number 97-1), 5%, 9/01/38 (d)	9,330	9,257,506

			35,379,010

District of	Metropolitan Washington DC Airport Authority, Airport and Marina Imports,
Columbia - 1.2%	Revenue Bonds, AMT, Series B, 5%, 10/01/36 (b)(d)	10,000	9,325,300

Florida - 2.4%	Miami-Dade County, Florida, Aviation Revenue Refunding Bonds
	(Miami International Airport), AMT, Series A, 5%, 10/01/40 (g)	9,980	9,250,961

	Tallahassee, Florida, Energy System Revenue Bonds, 5%, 10/01/37 (a)	10,000	9,878,400

			19,129,361

Illinois - 2.2%	Chicago, Illinois, O'Hare International Airport Revenue Bonds, Third Lien, AMT,
	Series B-2, 6%, 1/01/27 (a)	17,690	17,947,743

Nebraska - 1.4%	Public Power Generation Agency, Nebraska Revenue Bonds
	(Whelan Energy Center Unit 2-A), 5%, 1/01/25 (f)	11,300	11,338,872

Massachusetts -	Massachusetts State School Building Authority, Dedicated
1.9%	Sales Tax Revenue Bonds, Series A, 5%, 8/15/30 (d)	15,000	15,100,200

New Jersey -	New Jersey State Turnpike Authority, Turnpike Revenue Bonds, Series C, 5%,
1.7%	1/01/30 (d)	13,500	13,583,430

New York -	New York City, New York, Sales Tax Asset Receivable Corporation Revenue
3.9%	Bonds, Series A, 5.25%, 10/15/27 (f)	13,925	14,296,380

	New York State Thruway Authority, General Revenue Refunding Bonds,
	Series G, 5%, 1/01/32 (d)	16,830	16,879,480

			31,175,860

Texas - 0.6%	Dallas-Fort Worth, Texas, International Airport Revenue Bonds, AMT,
	Series A, 5.50%, 11/01/33 (a)	5,000	4,872,500

Washington -	Washington State Series D General Obligation Unlimited Public
1.2%	Imports, 5%, due 1/01/28 (d)	10,000	10,073,300

	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts (Cost - $175,790,028) - 20.9%		167,925,576

	Short-Term Securities	Shares

	Merrill Lynch Institutional Tax-Exempt Fund, 2.16% (n)(o)	27,816,723	27,816,723

	Total Short-Term Securities (Cost - $27,816,723) - 3.5%		27,816,723

	Total Investments (Cost - $887,099,713*) - 109.9%		883,074,128
	Other Assets Less Liabilities - 0.2%		1,738,434
	Liability for Trust Certificates - (10.1%)		(80,873,912)

	Net Assets - 100.0%	$ 803,938,650

BlackRock Municipal Bond Fund, Inc. - BlackRock Municipal Insured Fund

Schedule of Investments as of March 31, 2008 (Unaudited)

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 817,121,402

Gross unrealized appreciation	$ 21,936,965
Gross unrealized depreciation	(25,175,326)

Net unrealized depreciation	$ (3,238,361)

(a)	MBIA Insured.

(b)	FGIC Insured.

(c)	U.S. government securities, held in escrow, are used to pay interest on this security as well as retire the bond in full at the date indicated, typically at premium to par.

(d)	FSA Insured.

(e)	Represents a zero coupon or step bond; the interest rate shown reflects the effective yield at the time of purchase.

(f)	AMBAC Insured.

(g)	XL Capital Insured.

(h)	Variable rate security. Rate shown is as of report date.

(i)	Escrowed to maturity.

(j)	The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(k)	FNMA/GNMA Collateralized.

(l)	Radian Insured.

(m)	Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(n)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

		Net	Dividend
	Affiliate	Activity	Income

	Merrill Institutional Tax-Exempt Fund	24,600,000	$ 284,982

(o)	Represents the current yield as of report date.

•	Forward interest rate swaps outstanding as of March 31, 2008 were as follows:

Notional
		Amount	Unrealized
		(000)	Depreciation

Pay a fixed rate of 3.958% and receive a floating rate
based on 1-week (SIFMA) Municipal
Swap Index rate
Broker, JPMorgan Chase
	Expires May 2028	$ 12,750	$ (529,661)

Pay a fixed rate of 4.0035% and receive a floating
rate based on 1-week (SIMFA) Municipal
Swap Index rate
Broker, JPMorgan Chase
	Expires May 2028	$ 20,000	(948,300)

	Total		$ (1,477,961)

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Bond Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Fund, Inc.

Date: May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Fund, Inc.

Date: May 22, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Bond Fund, Inc.

Date: May 22, 2008